REPORTABLE SEGMENTS (Details Narrative) - Segments	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Number of Reportable Segments	2
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	44.00%	40.00%	51.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	8.00%	9.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	7.00%	7.00%	7.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	5.00%	7.00%	4.00%